Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Diversified REITs 3.3%
Alexander & Baldwin, Inc.	332,848	6,790,099
American Assets Trust, Inc.	241,486	8,234,673
Armada Hoffler Properties, Inc.	308,912	4,256,807
Broadstone Net Lease, Inc.	740,344	15,658,276
DigitalBridge Group, Inc. *	2,357,613	14,192,830
Empire State Realty Trust, Inc., Class A	649,187	5,193,496
Essential Properties Realty Trust, Inc.	557,468	12,754,868
Global Net Lease, Inc.	475,469	6,880,037
iStar, Inc.	318,873	5,548,390
PS Business Parks, Inc.	92,311	17,320,313
STORE Capital Corp.	1,126,210	31,072,134
Washington Real Estate Investment Trust	388,135	9,427,799
WP Carey, Inc.	874,759	73,602,222
		210,931,944

Health Care REITs 8.7%
CareTrust REIT, Inc.	445,008	8,245,998
Community Healthcare Trust, Inc.	107,771	4,060,811
Diversified Healthcare Trust	1,097,051	2,490,306
Global Medical REIT, Inc.	277,172	3,603,236
Healthcare Realty Trust, Inc.	677,145	19,684,605
Healthcare Trust of America, Inc., Class A	1,013,454	30,454,293
Healthpeak Properties, Inc.	2,475,049	73,484,205
LTC Properties, Inc.	180,674	6,999,311
Medical Properties Trust, Inc.	2,738,903	50,888,818
National Health Investors, Inc.	210,250	12,436,287
Omega Healthcare Investors, Inc.	1,096,675	32,648,015
Physicians Realty Trust	1,011,074	18,755,423
Sabra Health Care REIT, Inc.	1,049,944	14,741,214
Ventas, Inc.	1,831,913	103,942,743
Welltower, Inc.	1,997,571	177,963,600
		560,398,865

Hotel & Resort REITs 3.0%
Apple Hospitality REIT, Inc.	974,930	16,291,080
Ashford Hospitality Trust, Inc. *	156,336	881,735
Chatham Lodging Trust *	224,049	2,854,384
DiamondRock Hospitality Co. *	965,885	9,938,957
Hersha Hospitality Trust *	152,114	1,670,212
Host Hotels & Resorts, Inc.	3,276,820	65,503,632
Park Hotels & Resorts, Inc.	1,085,387	19,602,089
Pebblebrook Hotel Trust	602,437	13,560,857
RLJ Lodging Trust	763,903	10,259,217
Ryman Hospitality Properties, Inc. *	252,700	22,563,583
Service Properties Trust	758,371	4,800,489
Summit Hotel Properties, Inc. *	488,696	4,271,203
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunstone Hotel Investors, Inc. *	1,005,788	12,039,282
Xenia Hotels & Resorts, Inc. *	523,744	9,631,652
		193,868,372

Industrial REITs 11.8%
Americold Realty Trust, Inc.	1,224,261	33,899,787
Duke Realty Corp.	1,747,794	92,335,957
EastGroup Properties, Inc.	186,695	30,160,577
First Industrial Realty Trust, Inc.	597,922	31,779,554
Industrial Logistics Properties Trust	300,382	4,583,829
Innovative Industrial Properties, Inc.	124,880	16,615,284
LXP Industrial Trust	1,298,456	15,010,152
Plymouth Industrial REIT, Inc.	158,984	3,228,965
Prologis, Inc.	3,396,034	432,926,414
Rexford Industrial Realty, Inc.	735,431	46,971,978
STAG Industrial, Inc.	808,685	26,929,211
Terreno Realty Corp.	346,433	21,031,948
		755,473,656

Office REITs 6.7%
Alexandria Real Estate Equities, Inc.	667,954	110,846,966
Boston Properties, Inc.	652,346	72,527,828
Brandywine Realty Trust	784,733	8,749,773
City Office REIT, Inc.	199,987	2,787,819
Corporate Office Properties Trust	515,719	14,254,473
Cousins Properties, Inc.	682,371	23,575,918
Douglas Emmett, Inc.	805,318	22,766,340
Easterly Government Properties, Inc.	395,044	7,754,714
Equity Commonwealth *	519,286	14,150,543
Highwoods Properties, Inc.	481,416	18,914,835
Hudson Pacific Properties, Inc.	700,094	13,938,872
JBG SMITH Properties	524,208	13,529,808
Kilroy Realty Corp.	482,051	29,260,496
Office Properties Income Trust	222,291	4,737,021
Orion Office REIT, Inc.	259,943	3,465,040
Paramount Group, Inc.	753,126	6,823,322
Piedmont Office Realty Trust, Inc., Class A	569,286	8,391,276
SL Green Realty Corp.	294,220	18,173,969
Veris Residential, Inc. *	367,337	5,910,452
Vornado Realty Trust	729,654	25,508,704
		426,068,169

Residential REITs 15.6%
American Campus Communities, Inc.	638,596	41,508,740
American Homes 4 Rent, Class A	1,355,115	50,085,050
Apartment Income REIT Corp.	720,431	32,318,535
Apartment Investment & Management Co., Class A *	698,677	4,387,692
AvalonBay Communities, Inc.	641,387	133,382,841
Bluerock Residential Growth REIT, Inc.	128,951	3,481,677
Camden Property Trust	468,982	67,294,227
Centerspace	68,899	5,717,239

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity LifeStyle Properties, Inc.	792,296	59,976,807
Equity Residential	1,568,284	120,491,260
Essex Property Trust, Inc.	299,431	84,993,489
Independence Realty Trust, Inc.	1,012,653	23,807,472
Invitation Homes, Inc.	2,738,674	103,302,783
Mid-America Apartment Communities, Inc.	529,297	95,802,757
NexPoint Residential Trust, Inc.	104,329	7,666,095
Preferred Apartment Communities, Inc.	242,981	6,059,946
Sun Communities, Inc.	532,171	87,345,226
UDR, Inc.	1,372,453	65,603,253
UMH Properties, Inc.	209,284	4,120,802
		997,345,891

Retail REITs 11.6%
Acadia Realty Trust	405,656	7,975,197
Agree Realty Corp.	327,124	22,758,017
Brixmor Property Group, Inc.	1,366,819	33,323,047
Federal Realty Investment Trust	324,692	37,329,839
Getty Realty Corp.	181,019	5,057,671
InvenTrust Properties Corp.	308,418	9,141,509
Kimco Realty Corp.	2,829,949	66,928,294
Kite Realty Group Trust	1,005,082	21,066,519
National Retail Properties, Inc.	806,034	35,707,306
NETSTREIT Corp.	181,887	3,825,084
Phillips Edison & Co., Inc.	520,723	17,569,194
Realty Income Corp.	2,596,408	177,126,954
Regency Centers Corp.	707,159	48,235,315
Retail Opportunity Investments Corp.	556,822	10,061,773
RPT Realty	386,888	4,708,427
Seritage Growth Properties, Class A *	166,229	1,334,819
Simon Property Group, Inc.	1,508,060	172,899,079
SITE Centers Corp.	824,451	12,960,370
Spirit Realty Capital, Inc.	586,019	24,606,938
Tanger Factory Outlet Centers, Inc.	476,844	8,349,538
The Macerich Co.	976,892	11,478,481
The Necessity Retail REIT, Inc.	566,953	4,524,285
Urban Edge Properties	504,916	9,517,667
		746,485,323

Specialized REITs 39.2%
American Tower Corp.	2,089,998	535,311,188
Crown Castle International Corp.	1,983,476	376,166,223
CubeSmart	1,004,137	44,714,221
Digital Realty Trust, Inc.	1,302,365	181,797,130
EPR Properties	343,375	17,594,535
Equinix, Inc.	413,206	283,909,710
Extra Space Storage, Inc.	614,446	109,494,277
SECURITY	NUMBER OF SHARES	VALUE ($)
Four Corners Property Trust, Inc.	354,730	9,779,906
Gaming & Leisure Properties, Inc.	1,077,774	50,461,379
Gladstone Land Corp.	143,152	3,842,200
Iron Mountain, Inc.	1,328,781	71,621,296
Lamar Advertising Co., Class A	398,402	39,023,476
Life Storage, Inc.	376,400	43,948,464
National Storage Affiliates Trust	376,069	19,724,819
Outfront Media, Inc.	668,637	13,793,981
PotlatchDeltic Corp.	317,016	16,630,659
Public Storage	700,114	231,485,693
Rayonier, Inc.	667,121	27,498,728
Safehold, Inc.	64,916	2,911,483
SBA Communications Corp.	499,199	168,035,375
Uniti Group, Inc.	1,084,176	12,294,556
VICI Properties, Inc.	3,868,983	119,358,126
Weyerhaeuser Co.	3,429,524	135,534,788
		2,514,932,213
Total Common Stocks (Cost $5,672,809,915)		6,405,504,433

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (a)	1,397,209	1,397,209
Total Short-Term Investments (Cost $1,397,209)		1,397,209
Total Investments in Securities (Cost $5,674,207,124)		6,406,901,642

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 06/17/22	133	5,116,510	117,494

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$6,405,504,433	$—	$—	$6,405,504,433
Short-Term Investments[1]	1,397,209	—	—	1,397,209
Futures Contracts[2]	117,494	—	—	117,494
Total	$6,407,019,136	$—	$—	$6,407,019,136

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG66362MAY22